Segment information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) director country segment l	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Number of countries in which entity operates (more than) | country	70
Goodwill	$ 3,170	$ 3,324	$ 2,923
Long-term investments	8,818	9,302
Corporate And Technology Investments
Segment Reporting Information [Line Items]
Long-term investments	8,269	8,756
Transportation
Segment Reporting Information [Line Items]
Goodwill	3,170	3,324
Long-term investments	$ 549	$ 546
Joint venture
Segment Reporting Information [Line Items]
Ownership percentage	50.00%
Number of directors | director	3
Cummins Westport, Inc. | Joint venture
Segment Reporting Information [Line Items]
Ownership percentage	50.00%
Number of directors | director	3
Minimum
Segment Reporting Information [Line Items]
Engine displacement | l	5.9
Maximum
Segment Reporting Information [Line Items]
Engine displacement | l	12